Shareholder Report, Average Annual Return (Details)	12 Months Ended
Jan. 31, 2026
C000243999_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%
C000243999_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000234495_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.25%
C000234495_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.31%
C000234494_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.25%
C000234494_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.55%
C000234491_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.25%
C000234491_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.55%
C000234493_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.25%
C000234493_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.55%
C000234492_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.25%
C000234492_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.55%
C000234496_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.25%
C000234496_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.55%
C000237599_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%
C000237599_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.49%
C000237631_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%
C000237631_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.49%
C000237633_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%
C000237633_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.49%
C000237630_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%
C000237630_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.49%
C000237632_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%
C000237632_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.49%
C000237634_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%
C000237634_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.49%
C000249702_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.25%
C000249702_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.67%
C000249704_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.25%
C000249704_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.67%
C000249703_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.25%
C000249703_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.67%
C000249705_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.25%
C000249705_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.67%
C000249701_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.25%
C000249701_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.67%
C000249700_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.25%
C000249700_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.67%
C000248606_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%
C000248606_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.64%
C000248605_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%
C000248605_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.64%
C000248604_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%
C000248604_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.64%
C000243999_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.25%
C000243999_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%
C000243999_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%
C000243999_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.82%
C000234495_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.55%
C000234495_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.89%
C000234495_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.76%
C000234495_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.65%
C000234495_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.00%
C000234495_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%
C000234494_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.60%
C000234494_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.59%
C000234494_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.76%
C000234494_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%
C000234494_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.00%
C000234494_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%
C000234491_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.70%
C000234491_ClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.90%
C000234491_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.00%
C000234491_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.99%
C000234491_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.76%
C000234491_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%
C000234491_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.00%
C000234491_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%
C000234493_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.55%
C000234493_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%
C000234493_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.76%
C000234493_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%
C000234493_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.00%
C000234493_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%
C000234492_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.36%
C000234492_ClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%
C000234492_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.36%
C000234492_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%
C000234492_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.76%
C000234492_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%
C000234492_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.00%
C000234492_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%
C000234496_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.22%
C000234496_ClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.45%
C000234496_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.31%
C000234496_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.26%
C000234496_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.76%
C000234496_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%
C000234496_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.00%
C000234496_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%
C000237599_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%
C000237599_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.44%
C000237599_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%
C000237599_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.29%
C000237631_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%
C000237631_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%
C000237631_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%
C000237631_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.29%
C000237633_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.72%
C000237633_ClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%
C000237633_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.67%
C000237633_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.89%
C000237633_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%
C000237633_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.29%
C000237630_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.17%
C000237630_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.45%
C000237630_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%
C000237630_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.29%
C000237632_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.08%
C000237632_ClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.32%
C000237632_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.08%
C000237632_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.32%
C000237632_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%
C000237632_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.29%
C000237634_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.36%
C000237634_ClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.22%
C000237634_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.85%
C000237634_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.16%
C000237634_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%
C000237634_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.29%
C000249702_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.75%
C000249702_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.31%
C000249702_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%
C000249702_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%
C000249704_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%
C000249704_ClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.20%
C000249704_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.46%
C000249704_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.01%
C000249704_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%
C000249704_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%
C000249703_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.31%
C000249703_ClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.46%
C000249703_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.17%
C000249703_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%
C000249703_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%
C000249703_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%
C000249705_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.58%
C000249705_ClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.22%
C000249705_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%
C000249705_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.22%
C000249705_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%
C000249705_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%
C000249701_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.75%
C000249701_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.31%
C000249701_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%
C000249701_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%
C000249700_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%
C000249700_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.37%
C000249700_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%
C000249700_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%
C000248606_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.60%
C000248606_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.87%
C000248606_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.86%
C000248606_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%
C000248605_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.39%
C000248605_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.91%
C000248605_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%
C000248605_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000248604_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.52%
C000248604_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.63%
C000248604_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%
C000248604_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.65%